Shareholder Report, Average Annual Return (Details) 195931_Roundhill Russell 2000 0DTE Covered Call Strategy ETF_TF_TSR Annual {TF}	12 Months Ended	16 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Roundhill Russell 2000® 0DTE Covered Call Strategy ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Roundhill Russell 2000® 0DTE Covered Call Strategy ETF NAV
Average Annual Return, Percent	9.50%	14.35%
Solactive GBS Global Markets All Cap USD Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Solactive GBS Global Markets All Cap USD Index TR
Average Annual Return, Percent	22.52%	20.75%